Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2011
Derivative Financial Instruments [Abstract]
Notional amounts of derivative instruments

Notional Value*

Foreign exchange contracts	$1,156,073

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

Fair value of the open foreign currency exchange contracts

	As of
	September 30,
	2011	2010

Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$3,800	$8,993
Other noncurrent assets	597	669
Accrued expenses and other current liabilities	(14,292)	(960)
Other noncurrent liabilities	(4,622)	(292)

	(14,517)	8,410
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	9,411	4,020
Accrued expenses and other current liabilities	(5,164)	(8,097)

	4,247	(4,077)

Net fair value	$(10,270)	$4,333

The effect of the Company's cash flow hedging instruments

	Gains (Losses) Reclassified from
	Other Comprehensive (Loss) Income (Effective Portion)
	Year Ended September 30,
	2011	2010

Line item in statement of income:
Revenue	$(2,410)	$(3,466)
Cost of service	11,244	9,131
Research and development	2,477	2,490
Selling, general and administrative	2,220	1,306

Total	$13,531	$9,461

Changes in net unrealized (losses) gains on cash flow hedges

	Year Ended September 30,
	2011	2010

Net unrealized gains on cash flow hedges, net of tax, beginning of period	$6,002	$12,936
Changes associated with hedging transactions, net of tax	(8,483)	1,204
Reclassification into earnings, net of tax	(11,956)	(8,138)

Net unrealized (loss) gains on cash flow hedges, net of tax, end of period	$(14,437)	$6,002

Effect of non-designated as hedging instruments

	Gains (Losses)
	Recognized in Income
	Year Ended September 30,
	2011	2010

Line item in statement of income:
Revenue	$(2,060)	$(2,461)
Cost of service	(1,301)	1,464
Research and development	151	280
Selling, general and administrative	(254)	339
Interest and other expense, net	1,713	(1,613)
Income taxes	(311)	(489)

Total	$(2,062)	$(2,480)